Registration No. 333-272291

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 4☒

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Insurance Company)

10 Hudson Yards, New York, New York 10001

(Address of Insurance Company’s Principal Executive Offices)

212-598-8714

(Insurance Company’s Telephone Number, including Area Code)

Patrick D. Ivkovich, Senior Counsel	Copy to:
The Guardian Insurance & Annuity Company, Inc.	Dodie C. Kent, Esq.
10 Hudson Yards	Eversheds Sutherland (US) LLP
New York, New York 10001	1114 Avenue of the Americas, 40th Floor
212-598-8714	New York, NY 10036-7703
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE:

Post-Effective Amendment No. 2 (“Amendment No. 2”) to the Registration Statement of The Guardian Insurance & Annuity Company, Inc. (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”) on December 20, 2024 for the purpose converting the Registration Statement in conformity with the amendments adopted by the Commission to Form N-4 in Release No. 33-11294; 34-100450; IC-35273; File No. S7-16-23 (“Registration for Index-Linked Annuities and Registered Market Value Adjustment Annuities; Amendments to Form N-4 for Index-Linked Annuities, Registered Market Value Adjustment Annuities, and Variable Annuities; Other Technical Amendments”) and adding additional investment options. This Post-Effective Amendment No. 4 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate May 1, 2025, as the new effective date for Amendment No. 2. Amendment No. 2 was initially scheduled to become effective on March 8, 2025. This Post-Effective Amendment No. 4, however, is not intended to amend or supersede any information contained in Amendment No. 2.

This Post-Effective Amendment No.  4 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Amendment No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Insurance & Annuity Company, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in New York, New York on this 4th day of April, 2025.

THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC. (REGISTRANT)

By:	/s/ *
Dominique Baede
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ * Dominique Baede	President and Director (Principal Executive Officer)

/s/ * Carl Desrochers	Head of IM Finance and Actuarial (Principal Financial & Accounting Officer)

/s/ * Michael N. Ferik	Director

/s/ * Kevin Molloy	Director

/s/ * Jeffrey Turcotte	Chief Actuary & Director

*By: /s/ Patrick D. Ivkovich	Date: April 4, 2025
Patrick D. Ivkovich
Attorney-In-Fact
Pursuant to Power of Attorney.